Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
4. Goodwill

	December 31,	December 31,
	2012	2011
	(in thousands)
Opening goodwill	$253,393	$175,860
Current year acquisitions	55,759	83,656
Prior year acquisitions	1,382	-
Foreign exchange movement	4,907	(6,123)
Closing goodwill	$315,441	$253,393

The Company has made a number of strategic acquisitions since its inception to enhance its capabilities and experience in certain areas of the clinical development process.  Goodwill arising on acquisition represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed.  Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.

The Company tests goodwill annually for any impairments or whenever events occur which may indicate impairment.  The results of the Company’s goodwill impairment testing during the year ended December 31, 2012, indicated the existence of sufficient headroom such that a reasonably possible change to the key assumptions used would be unlikely to result in an impairment of the related goodwill.

(a) Acquisition of PriceSpective

On February 28, 2012 the Company acquired 100% of the common stock of PriceSpective LLC (PriceSpective) strategy consulting company for an initial cash consideration of $37.1 million.  Headquartered in Philadelphia, and with offices in London, Los Angeles, San Diego, Raleigh and Boston, PriceSpective is a premier consultancy that has a strong reputation for excellence in strategic pricing, market access, Health Economics and Outcomes Research (“HEOR”), due diligence support and payer engagement services. Since PriceSpective’s incorporation in 2003, it has developed strategies for dozens of new product launches, and hundreds of development and in-market products, across 40+ disease areas. Further consideration of up to $15.0 million was payable if certain performance milestones were achieved in respect of periods up to December 31, 2012. On August 13, 2012 the Company paid $5.0 million in relation to performance milestones for the year ended December 31, 2011.  At December 31, 2012 the Company has recorded a liability of $10.0 million in respect of the milestones for the year ended December 31, 2012.

The following table summarizes the Company’s estimates of the fair values of assets acquired and the liabilities assumed:

February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	42,247
Intangible asset – customer relationships	10,237
Intangible asset – order backlog	405
Intangible asset – non-compete arrangements	392
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,788)
Liability arising from contingent consideration arrangement	(15,000)
Net assets acquired	$37,098

Cash consideration	$37,199
Working capital adjustment	(101)
Contingent consideration	15,000
Amount of total consideration	52,098
Liabilities included in preliminary purchase price allocation re contingent consideration	(15,000)
Net assets acquired	$37,098

* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.

The proforma effect of the PriceSpective acquisition if completed on January 1, 2011 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2011 and December 31, 2012 as follows:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Net revenue	$1,118,410	$964,388
Net income	$55,931	$25,363
Basic earnings per share	$0.93	$0.42
Diluted earnings per share	$0.93	$0.42

(b) Acquisition of BeijingWits Medical

On February 15, 2012 the Company acquired 100% of the common stock of BeijingWits Medical Consulting Co. Limited (BeijingWits Medical), a leading Chinese CRO, for an initial cash consideration of $9.0 million. BeijingWits Medical offers full-service clinical development capabilities and has a strong track record in clinical trial execution in China. It is a renowned expert in Chinese regulatory processes and a leading advocate of International Conference on Harmonisation Good Clinical Practice (“ICH GCP”) in China. In addition to boosting the Company’s service capabilities in the region, BeijingWits Medical will also strengthen the Company’s presence through the addition of over 100 highly qualified and experienced professionals in Beijing, Shanghai, Chengdu, Guangzhou, Wuhan and Hong Kong. Further consideration of up to $7.0 million may become payable if certain performance milestones are achieved in respect of periods up to December 31, 2013.  At December 31, 2012 the Company has recorded a liability of $7.0 million in respect of the additional consideration.

The following table summarizes the Company’s estimates of the fair values of assets acquired and the liabilities assumed:

February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	13,512
Intangible asset – customer relationships	1,761
Intangible asset – order backlog	376
Intangible asset – non-compete arrangements	97
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Deferred tax liability	(559)
Current liabilities	(1,007)
Liability arising from contingent consideration arrangement	(7,000)
Net assets acquired	$9,000

Cash consideration	$9,000
Contingent consideration	7,000
Amount of total consideration	16,000
Liabilities included in preliminary purchase price allocation re contingent consideration	(7,000)
Net assets acquired	$9,000
* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.

The proforma effect of the BeijingWits acquisition if completed on January 1, 2011 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2011 and December 31, 2012 as follows:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Net revenue	$1,115,355	$989,942
Net income	$55,349	$22,549
Basic earnings per share	$0.92	$0.37
Diluted earnings per share	$0.92	$0.37

(c) Acquisition of Firecrest Clinical

On July 14, 2011 the Company acquired 100% of the common stock of Firecrest Clinical Limited (“Firecrest”), a market leading provider of technology solutions that boost investigator site performance and study management, for an initial cash consideration of €17.0 million ($24.5 million). Headquartered in Limerick, Ireland, Firecrest Clinical provides a comprehensive site performance management system that is used to improve compliance consistency and execution of activities at investigative sites. The acquisition agreement provided that further consideration of up to €33.0 million ($46.8 million) may become payable if certain performance milestones are achieved in respect of periods up to June 30, 2013. At the date of acquisition the Company recorded a liability of €31.3 million ($44.0 million) in relation to these performance milestones. In March 2012 €3.0 million ($4.0million) was paid by the Company in relation to performance milestones for the six months ended June 30, 2011 and in July 2012 a further €10 million ($12.5 million) was paid by the Company in relation to performance milestones for the year ended December 31, 2011, both amounts representing the full amount of additional consideration potentially payable. At December 31, 2012 the Company has recorded a liability of €19.5 million ($25.8 million) in relation to the remaining performance milestones.

The acquisition agreement also provided for certain working capital targets to be achieved by Firecrest Clinical on completion.  In March 2012 the Company paid €0.4 million ($0.5 million) on completion of this review.

The acquisition of Firecrest has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill*	48,073
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Liability arising from contingent consideration arrangement	(44,028)
Net assets acquired	$24,463

Cash consideration	$24,463
Contingent consideration	44,028
Amount of total consideration	68,491
Liabilities included in preliminary purchase price allocation re contingent consideration	(44,028)
Net assets acquired	$24,463

*
Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

The proforma effect of the Firecrest acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$952,729	$906,311
Net income	$25,851	$86,127
Basic earnings per share	$0.43	$1.44
Diluted earnings per share	$0.42	$1.42

(d) Acquisition of Oxford Outcomes

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited (“Oxford Outcomes”), an international health outcomes consultancy business, for an initial cash consideration of £18.1 million ($28.1 million).  Headquartered in Oxford, United Kingdom, and with offices in the USA and Canada, Oxford Outcomes provides specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.  On the same day a put and call option was agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes during the year ended December 31, 2011 for cash consideration of £3.8 million ($6.0 million).  This option was exercised in October 2011.

Additional consideration of up to £8.0 million ($12.6 million) was potentially payable if certain performance milestones were achieved by Oxford Outcomes in respect of periods up to March 31, 2012; £4.0 million ($6.3 million) in respect of the year ended March 31, 2011 and £4.0 million ($6.3 million) in respect of the year ended March 31, 2012. Performance milestones in respect of both periods have been achieved.  £4.0 million ($6.3 million) was paid during the year ended December 31, 2011 in respect of the milestone for the year ended March 31, 2011. A part payment of £2.0 million ($3.3 million) in respect of March 31, 2012 milestone was made by the Company in October 2012. At December 31, 2012, the Company has recorded a liability of £2.0 million ($3.1 million) in relation to the milestone for the year ended March 31, 2012.

The acquisition agreement also provided for certain working capital targets to be achieved by Oxford Outcomes on completion.  In May 2011 the Company paid an additional £3.3 million ($5.1 million) in respect of certain elements of this review and in March 2012 paid a further £0.8 million ($1.2 million) on completion of the review.

The acquisition of Oxford Outcomes has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill*	36,432
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,015
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Liability arising from contingent consideration arrangement	(12,474)
Net assets acquired	$40,390

Cash consideration	$28,114
Working capital adjustment	6,383
Put and call option	5,893
Contingent consideration	12,474
Amount of total consideration	52,864
Liabilities included in preliminary purchase price allocation re contingent consideration	(12,474)
Net assets acquired	$40,390

*
Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

The proforma effect of the Oxford Outcomes acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$945,729	$919,524
Net income	$22,880	$91,524
Basic earnings per share	$0.38	$1.53
Diluted earnings per share	$0.37	$1.51